Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Composition of Available Own Funds Across Tiers

The below table provides the composition of Aegon’s available own funds across Tiers:

Available own funds	December 31, 2018 Available own funds	December 31, 2017 Available own funds
Unrestricted Tier 1	12,204	10,428
Restricted Tier 1	3,406	3,540
Tier 2	1,487	1,213
Tier 3	505	448
Total available own funds	17,602	15,628

Summary of Equity Compares to Solvency II Own Funds

IFRS equity compares to Solvency II own funds as follows:

	December 31, 2018	December 31, 2017 [1]
Shareholders’ Equity	19,225	20,288
IFRS adjustments for Other Equity instruments and non controlling interests	3,342	3,813
Group Equity	22,567	24,102
Solvency II revaluations & reclassifications	(6,618)	(10,169)
Transferability restrictions [2]	(1,884)	(1,758)
Excess of Assets over Liabilities	14,065	12,174
Availability adjustments	4,326	4,147
Fungibility adjustments [3]	(789)	(693)
Available own funds	17,602	15,628

[1]  The 2017 comparative numbers have been updated for a change of the presentation for the subordinated debt

[2]  This includes the transferability restriction related to the RBC CAL conversion methodology.

[3]  Amongst others, this contains the exclusion of Aegon Bank.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio

The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2018	2017
Total shareholders’ equity – based on IFRS as adopted by the EU	32	19,543	20,573
Non-controlling interests, share options and incentive plans not yet exercised	33, SOFP [2]	80	81
Revaluation reserves	32	(3,461)	(4,920)
Adjusted shareholders’ equity		16,162	15,733
Junior perpetual capital securities	33	2,808	3,008
Perpetual cumulative subordinated bonds	33	454	454
Non-cumulative subordinated notes (Other equity instruments)	33	-	271
Fixed floating subordinated notes	34	1,389	695
Non-cumulative subordinated notes (Subordinated borrowings)	34	-	69
Trust pass-through securities	35	133	133
Currency revaluation other equity instruments [1]		110	40
Hybrid leverage		4,895	4,669
Senior debt [3]	39	1,774	2,312
Senior leverage		1,774	2,312

Total gross financial leverage		6,669	6,982

Total capitalization		22,831	22,715

Gross financial leverage ratio [4]		29.2%	30.7%

Fixed Charge Coverage		8.2x	8.2x

[1]	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
[2]	Non-controlling interests are disclosed in the statement of financial position.
[3]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (1) million (2017: EUR 31 million).
[4]

To align closer to definitions used by peers and rating agencies, Aegon has retrospectively changed the definition of adjusted shareholders’ equity used in calculating the gross financial leverage ratio. Shareholders’ equity will no longer be adjusted for the remeasurement of defined benefit plans. All figures, including comparatives, are based on the new definition, unless stated otherwise.

Schedule of Total Distributable Items

The following table shows the composition of the total distributable items:

Distributable items [1]	2018	2017
Equity attributable to shareholders based on IFRS as adopted by the EU	19,543	20,573
Non-distributable items:
Share capital	(322)	(322)
Statutory reserves [2]	(5,915)	(6,502)
At December 31	13,307	13,749

[1]	Distributable items under Dutch law; note that Solvency II ratios also possibly restricts the distribution of dividends.
[2]	Statutory reserves contains legal reserves of both FCTR and group companies and the positive revaluations of the revaluation account.